Current and Non-current Financial liabilities, net (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Aug. 15, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Interest rate			0.00%
Total Financial Liabilities, net	[1]	$ 43,530		$ 6,889
Of which classified as Current Financial Liabilities, net	[1]	25,473		2,861
Of which classified as Non-Current Financial Liabilities, net		$ 18,057		4,028
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate		5.00%
2021 Convertible Debts, net	[1]	$ 23,568
Of which principal and accumulated interest expenses	[1]	30,291
Of which unamortized debt discounts and debt issuance costs	[1]	$ (6,723)
Secured Long Term Loan Net [Member]
Debt Instrument [Line Items]
Interest rate		12.70%
Total Financial Liabilities, net	[1]	$ 13,290
Long Term Loan Net [Member]
Debt Instrument [Line Items]
Interest rate		4.50%
Total Financial Liabilities, net	[1]	$ 3,690		3,941
Long Term Loan Net One [Member]
Debt Instrument [Line Items]
Interest rate		5.40%
Total Financial Liabilities, net	[1]	$ 1,937
Other Financial Liabilities [Member]
Debt Instrument [Line Items]
Interest rate		2.60%
Total Financial Liabilities, net	[1]	$ 1,045		238
Promissory Notes [Member]
Debt Instrument [Line Items]
Interest rate		18.00%
Total Financial Liabilities, net	[1]			587
Long Term Loan Net Two [Member]
Debt Instrument [Line Items]
Interest rate		8.00%
Total Financial Liabilities, net	[1]			429
Revolving Credit [Member]
Debt Instrument [Line Items]
Interest rate		9.00%
Total Financial Liabilities, net	[1]			1,694
Of which classified as Non-Current Financial Liabilities, net	[1]	$ 18,057		$ 4,028

[1]	The amounts include principal and accumulated interests.